EQUITY INFORMATION (Details)	9 Months Ended
Mar. 31, 2024 shares USD ($) Vote $ / shares
EQUITY INFORMATION
Number of own shares repurchased | $	2,258,016
Number of votes for each ordinary share | Vote	1
Equity compensation plan
EQUITY INFORMATION
Number of total converted options outstanding	3,930,345
Ordinary shares
EQUITY INFORMATION
Number of shares authorized	100,000,000
Par value per share | $ / shares	$ 0.0001
Number of shares issued	62,845,314
Number of shares outstanding	62,845,314
Preference shares
EQUITY INFORMATION
Number of shares authorized	1,000,000
Par value per share | $ / shares	$ 0.0001
Number of shares issued	0
Number of shares outstanding	0